Schedule of Investments (unaudited)
December 31, 2024
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Mortgage REITs — 97.7%
Advanced Flower Capital, Inc.	233,644	$ 1,946,255
AG Mortgage Investment Trust, Inc.	397,542	2,643,654
AGNC Investment Corp.	6,893,930	63,493,095
Angel Oak Mortgage REIT, Inc.	164,480	1,526,374
Annaly Capital Management, Inc.	4,750,000	86,925,000
Apollo Commercial Real Estate Finance, Inc.	1,919,955	16,626,810
Arbor Realty Trust, Inc.(a)	1,843,556	25,533,251
Ares Commercial Real Estate Corp.	738,771	4,351,361
ARMOUR Residential REIT, Inc.	778,441	14,681,397
Blackstone Mortgage Trust, Inc., Class A	1,407,753	24,508,980
BrightSpire Capital, Inc., Class A	1,788,349	10,086,288
Chicago Atlantic Real Estate Finance, Inc.	240,983	3,715,958
Chimera Investment Corp.	1,116,135	15,625,890
Claros Mortgage Trust, Inc.	1,194,554	5,399,384
Dynex Capital, Inc.	1,095,825	13,862,186
Ellington Financial, Inc.	1,171,252	14,195,574
Franklin BSP Realty Trust, Inc.	1,138,753	14,279,963
Granite Point Mortgage Trust, Inc.	694,436	1,937,476
Invesco Mortgage Capital, Inc.	766,243	6,168,256
KKR Real Estate Finance Trust, Inc.	813,885	8,220,239
Ladder Capital Corp., Class A	1,574,950	17,623,691
MFA Financial, Inc.	1,418,570	14,455,228
New York Mortgage Trust, Inc.	1,257,057	7,617,765
Nexpoint Real Estate Finance, Inc.	112,782	1,769,550
Orchid Island Capital, Inc.	1,090,814	8,486,533
PennyMac Mortgage Investment Trust	1,204,189	15,160,740
Ready Capital Corp.	2,239,839	15,275,702
Redwood Trust, Inc.	1,823,439	11,907,057
Security	Shares	Value
Mortgage REITs (continued)
Rithm Capital Corp.	4,394,137	$ 47,588,504
Seven Hills Realty Trust	176,390	2,307,181
Starwood Property Trust, Inc.	2,651,531	50,246,512
TPG RE Finance Trust, Inc.	825,910	7,020,235
Two Harbors Investment Corp.	1,438,834	17,021,406
		552,207,495
Total Long-Term Investments — 97.7% (Cost: $795,507,745)		552,207,495
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(b)(c)(d)	13,561,247	13,568,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(b)(c)	597,255	597,255
Total Short-Term Securities — 2.5% (Cost: $14,164,211)		14,165,282
Total Investments — 100.2% (Cost: $809,671,956)		566,372,777
Liabilities in Excess of Other Assets — (0.2)%		(1,219,586)
Net Assets — 100.0%		$ 565,153,191
(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 23,622,779	$ —	$ (10,060,480)(a)	$ 6,849	$ (1,121)	$ 13,568,027	13,561,247	$ 668,757(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	28,433	568,822(a)	—	—	—	597,255	597,255	62,047	—
				$ 6,849	$ (1,121)	$ 14,165,282		$ 730,804	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Mortgage Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	361	03/21/25	$ 12,949	$ (19,949)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 552,207,495	$ —	$ —	$ 552,207,495
Short-Term Securities
Money Market Funds	14,165,282	—	—	14,165,282
	$ 566,372,777	$ —	$ —	$ 566,372,777
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (19,949)	$ —	$ —	$ (19,949)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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